Accrued Liabilities (Other Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Advances	$ 500	$ 882
Other accrued expenses	55	54
Accrued Liabilities	$ 555	$ 936